Financial Instruments - Financial Assets and Liabilities Subject to Offsetting, Enforceable Master Netting Arrangements or Similar Agreements (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure of offsetting of financial assets liabilities [Line Items]
Gross amounts of recognized financial assets	$ 9,054	$ 13,600
Net amounts of financial assets presented in the statement of financial position	9,054	13,600
Related amount not set off in financial instruments, Financial instruments, financial assets	(4,325)	(646)
Net Amount, financial assets	4,729	12,954
Gross amounts of recognized financial liabilities	9,917	6,873
Net amounts of financial liabilities presented in the statement of financial position	9,917	6,873
Related amount not set off in financial instruments, Financial instruments, financial liabilities	(4,325)	(646)
Net Amount, financial liabilities	5,592	6,227
Derivatives [member]
Disclosure of offsetting of financial assets liabilities [Line Items]
Gross amounts of recognized financial assets	9,054	13,600
Net amounts of financial assets presented in the statement of financial position	9,054	13,600
Related amount not set off in financial instruments, Financial instruments, financial assets	(4,325)	(646)
Net Amount, financial assets	4,729	12,954
Gross amounts of recognized financial liabilities	9,917	6,873
Net amounts of financial liabilities presented in the statement of financial position	9,917	6,873
Related amount not set off in financial instruments, Financial instruments, financial liabilities	(4,325)	(646)
Net Amount, financial liabilities	$ 5,592	$ 6,227